CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 29,225,238	$ 4,003,841	¥ 31,872,651	¥ 28,997,548
Operating costs and expenses:
Cost of revenues	(21,953,582)	(3,007,628)	(23,102,492)	(22,319,315)
Selling, general and administrative	(3,682,050)	(504,439)	(4,014,070)	(3,466,579)
Research and development	(1,778,403)	(243,640)	(1,766,610)	(1,899,233)
Total operating costs and expenses	(27,414,035)	(3,755,707)	(28,883,172)	(27,685,127)
Operating income	1,811,203	248,134	2,989,479	1,312,421
Other income/(expenses):
Interest income	271,824	37,240	257,499	69,577
Interest expenses	(1,062,026)	(145,497)	(1,130,314)	(715,081)
Foreign exchange loss, net	(97,249)	(13,323)	(105,434)	(167,857)
Share of (losses)/gains from equity method investments	17,790	2,437	(51,249)	(213,409)
Others, net	(89,863)	(12,312)	72,620	(319,427)
Total other expenses, net	(959,524)	(131,455)	(956,878)	(1,346,197)
(Loss)/Income before income taxes	851,679	116,679	2,032,601	(33,776)
Income tax expense	(61,090)	(8,369)	(80,047)	(84,000)
Net (loss)/income	790,589	108,310	1,952,554	(117,776)
Less: Net income attributable to noncontrolling interests	26,530	3,634	27,085	18,436
Net (loss)/income attributable to iQIYI, Inc.	764,059	104,676	1,925,469	(136,212)
Net (loss)/income attributable to ordinary shareholders	764,059	104,676	1,925,469	(136,212)
Other comprehensive loss:
Foreign currency translation adjustments	(133,922)	(18,347)	(163,983)	(844,725)
Unrealized losses on available-for-sale debt securities	(2,506)	(343)	(11,367)	(21,091)
Total other comprehensive loss, net of tax	(136,428)	(18,690)	(175,350)	(865,816)
Comprehensive (loss)/income	654,161	89,620	1,777,204	(983,592)
Less: Comprehensive income attributable to noncontrolling interests	27,626	3,785	27,142	23,106
Comprehensive (loss)/income attributable to iQIYI, Inc.	¥ 626,535	$ 85,835	¥ 1,750,062	¥ (1,006,698)
Class A and Class B ordinary share
Net (loss)/income per ordinary share:
Basic | (per share)	¥ 0.11	$ 0.02	¥ 0.29	¥ (0.02)
Diluted | (per share)	¥ 0.11	$ 0.02	¥ 0.28	¥ (0.02)
Shares used in net loss per Class A and Class B ordinary share computation:
Basic	6,729,974,821	6,729,974,821	6,675,522,809	5,988,021,425
Diluted	6,799,500,149	6,799,500,149	6,823,628,066	5,988,021,425
American Depositary Shares
Net (loss)/income per ordinary share:
Basic | (per share)	¥ 0.79	$ 0.11	¥ 2.02	¥ (0.16)
Diluted | (per share)	¥ 0.79	$ 0.11	¥ 1.98	¥ (0.16)
Membership services
Revenues:
Revenues	¥ 17,762,814	$ 2,433,496	¥ 20,314,216	¥ 17,710,830
Online advertising services
Revenues:
Revenues	5,714,243	782,848	6,223,903	5,331,697
Content distribution
Revenues:
Revenues	2,846,854	390,017	2,458,610	2,562,412
Others
Revenues:
Revenues	¥ 2,901,327	$ 397,480	¥ 2,875,922	¥ 3,392,609